April 4, 2007

VIA EDGAR

U.S. Securities and Exchange

Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Strategic Allocation Portfolios, Inc.
(File Nos. 033-88334; 811-08934)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 33 (“Amendment”) to the Registration Statement of ING Strategic Allocation Portfolios, Inc. (“Registrant”). As indicated on the cover page of the Amendment, the Amendment is to become effective on April 7, 2008 pursuant to paragraph (b) of Rule 485 under the Securities Act.

The Amendment is being filed to finalize the Registrant’s Prospectus with respect to ADV Class, Class I and Class S shares of the Strategic Allocation Portfolios (namely: ING Strategic Allocation Conservative Portfolio, ING Strategic Allocation Growth Portfolio and ING Strategic Allocation Moderate Portfolio), which are series of the Registrant (the “Portfolios”), and the Registrant’s Statement of Additional Information (“SAI”) with respect to ADV Class, Class I and Class S shares of the Portfolios. The Registrant does not believe that the Amendment contains any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Should you have any questions concerning the attached filing, please contact the undersigned at 480-477-2278 or Paul Caldarelli at 480-477-2649.

Regards,

/s/ Christopher C. Okoroegbe
Christopher C. Okoroegbe, Esq.
Counsel
ING U.S. Legal Services

Attachment

cc:	Phillip Newman
Goodwin Procter LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com